STATUTORY RESERVE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
STATUTORY RESERVE
Minimum percentage appropriation to general reserve fund required for entities incorporated in the PRC	10.00%
Reserve level threshold for mandatory transfer requirement (as a percent)	50.00%
Percentage appropriation to statutory reserve required for entities incorporated in Taiwan	10.00%
Appropriations to statutory reserve	$ 1,065	$ 2,286	$ 3,838
Amount of restricted net assets of relevant subsidiaries	$ 99,214